UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 30, 2010
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Alexander H.M. Becks
Title: President and Chief Compliance Officer
Phone: 416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada  January 25, 2011
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:39 Data Records

Form 13F Information Table Value Total:$239,409
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Allstate Corp
Common
009724478
$153
4,785
SH

DEFINED

0
4,785
0
American Express
Common
009988572
$9,350
217,840
SH

SOLE
NONE
217,840
0
0
American Express
Common
009988572
$2,356
54,895
SH

DEFINED

0
54,895
0
Anixter International Inc.
Common
001144693
$7,881
131,950
SH

SOLE
NONE
131,950
0
0
Anixter International Inc.
Common
001144693
$2,087
34,935
SH

DEFINED

0
34,935
0
Bunge Limited
Common
013317810
$10,364
158,185
SH

SOLE
NONE
158,185
0
0
Bunge Limited
Common
013317810
$2,633
40,190
SH

DEFINED

0
40,190
0
Coach, Inc.
Common
011894461
$11,838
214,025
SH

SOLE
NONE
214,025
0
0
Coach, Inc.
Common
011894461
$3,267
59,065
SH

DEFINED

0
59,065
0
Danaher Corp
Common
009962131
$10,990
232,980
SH

SOLE
NONE
232,980
0
0
Danaher Corp
Common
009962131
$2,701
57,260
SH

DEFINED

0
57,260
0
Dover Corp
Common
009974121
$8,549
146,270
SH

SOLE
NONE
146,270
0
0
Dover Corp
Common
009974121
$2,195
37,555
SH

DEFINED

0
37,555
0
Fiserv Inc
Common
010808065
$10,254
175,105
SH

SOLE
NONE
175,105
0
0
Fiserv Inc
Common
010808065
$2,592
44,270
SH

DEFINED

0
44,270
0
Honeywell International Inc
Common
010534801
$10,455
196,665
SH

SOLE
NONE
196,665
0
0
Honeywell International Inc
Common
010534801
$2,728
51,310
SH

DEFINED

0
51,310
0
Insituform Technologies A
Common
010065810
$9,849
371,515
SH

SOLE
NONE
371,515
0
0
Insituform Technologies A
Common
010065810
$2,545
96,010
SH

DEFINED

0
96,010
0
JP Morgan Chase & Co.
Common
012271654
$7,527
177,440
SH

SOLE
NONE
177,440
0
0
JP Morgan Chase & Co.
Common
012271654
$2,036
48,005
SH

DEFINED

0
48,005
0
Jacobs Engineering Group Inc.
Common
011768741
$2,624
57,235
SH

SOLE
NONE
57,235
0
0
Jacobs Engineering Group Inc.
Common
011768741
$350
7,636
SH

DEFINED

0
7,636
0
Johnson & Johnson
Common
009722513
$9,767
157,920
SH

SOLE
NONE
157,920
0
0
Johnson & Johnson
Common
009722513
$2,619
42,350
SH

DEFINED

0
42,350
0
PerkinElmer Inc
Common
010702658
$8,834
342,120
SH

SOLE
NONE
342,120
0
0
PerkinElmer Inc
Common
010702658
$2,243
86,855
SH

DEFINED

0
86,855
0
Praxair Inc.
Common
009967419
$12,869
134,800
SH

SOLE
NONE
134,800
0
0
Praxair Inc.
Common
009967419
$3,218
33,712
SH

DEFINED

0
33,712
0
Resmed
Common
011540066
$13,734
396,470
SH

SOLE
NONE
396,470
0
0
Resmed
Common
011540066
$3,422
98,790
SH

DEFINED

0
98,790
0
Thermo Fisher Scientific
Common
009729917
$12,914
233,280
SH

SOLE
NONE
233,280
0
0
Thermo Fisher Scientific
Common
009729917
$2,793
50,450
SH

DEFINED

0
50,450
0
TJX Companies
Common
009961968
$14,465
325,870
SH

SOLE
NONE
325,870
0
0
TJX Companies
Common
009961968
$3,658
82,410
SH

DEFINED

0
82,410
0
Wabtec Corp
Common
011540104
$9,552
180,600
SH

SOLE
NONE
180,600
0
0
Wabtec Corp
Common
011540104
$2,527
47,780
SH

DEFINED

0
47,780
0
Yum! Brands Inc.
Common
014856862
$10,064
205,180
SH

SOLE
NONE
205,180
0
0
Yum! Brands Inc.
Common
014856862
$1,405
28,635
SH

DEFINED

0
28,635
0
S REPORT SUMMARY
39 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED